Goodwill (Details) - Schedule of Key Assumptions Used in the Estimation of the Value in Use	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Brazil Beef [Member]
Goodwill (Details) - Schedule of Key Assumptions Used in the Estimation of the Value in Use [Line Items]
Discount rate (pre tax)	13.50%	13.20%
Terminal value growth rate	3.50%	4.30%
Estimated growth rate (average for the next 5 years)	7.20%	6.60%
Seara [Member]
Goodwill (Details) - Schedule of Key Assumptions Used in the Estimation of the Value in Use [Line Items]
Discount rate (pre tax)	15.80%	15.20%
Terminal value growth rate	3.30%	3.30%
Estimated growth rate (average for the next 5 years)	13.20%	13.30%
Moy Park [Member]
Goodwill (Details) - Schedule of Key Assumptions Used in the Estimation of the Value in Use [Line Items]
Discount rate (pre tax)	14.00%	10.20%
Terminal value growth rate	2.00%	1.00%
Estimated growth rate (average for the next 5 years)	7.40%	6.40%
USA Pork [Member]
Goodwill (Details) - Schedule of Key Assumptions Used in the Estimation of the Value in Use [Line Items]
Discount rate (pre tax)	9.80%	10.70%
Terminal value growth rate	2.50%	0.50%
Estimated growth rate (average for the next 5 years)	2.80%	0.80%
Australia Meat [Member]
Goodwill (Details) - Schedule of Key Assumptions Used in the Estimation of the Value in Use [Line Items]
Discount rate (pre tax)	9.10%	9.30%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	2.30%	2.70%
Australia Smallgoods [Member]
Goodwill (Details) - Schedule of Key Assumptions Used in the Estimation of the Value in Use [Line Items]
Discount rate (pre tax)	9.00%	9.40%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	8.90%	6.90%
Pilgrim’s Food Masters [Member]
Goodwill (Details) - Schedule of Key Assumptions Used in the Estimation of the Value in Use [Line Items]
Discount rate (pre tax)	13.00%	10.20%
Terminal value growth rate	2.70%	3.00%
Estimated growth rate (average for the next 5 years)	6.30%	6.90%